iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated June 29, 2021 and
Statement of Additional Information (the “SAI”),
dated June 29, 2021 (as revised January 5, 2022),
for the iShares Core U.S. Aggregate Bond ETF (AGG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates, through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and BFA.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Fund Operating Expenses After Waiver
0.03%	None	0.00%	0.01%	0.04%	(0.01%)	0.03%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$3	$10	$18	$47
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.03%. Prior to March 31, 2022 and for the fiscal year ended February 28, 2021, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.04%. BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote thirteen (13) to the Management Fee table on pages 168‑169 of the SAI is deleted in its entirety and replaced with the following:
Effective March 31, 2022, the management fee for the iShares Core U.S. Aggregate Bond ETF is 0.03%. From March 27, 2020 to March 30, 2022, the management fee for the iShares Core U.S. Aggregate Bond ETF was 0.04%. Prior to March 27, 2020, the management fee for the iShares Core U.S. Aggregate Bond ETF was 0.05%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑AGG‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”),
each dated March 1, 2022,
for the iShares Core International Aggregate Bond ETF (IAGG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage
of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.07%	None	0.00%	0.07%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of

0.07%. Prior to March 31, 2022 and for the fiscal year ended October 31, 2021, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.08%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote six (6) to the Management Fee table on page 103 of the SAI is deleted in its entirety and replaced with the following:
Effective March 31, 2022, the management fee for the iShares Core International Aggregate Bond ETF is 0.07%. From December 17, 2020 to March 30, 2022, the management fee for the iShares Core International Aggregate Bond ETF was 0.08%. Prior to December 17, 2020, the management fee for the iShares Core International Aggregate Bond ETF was 0.09%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑IAGG‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated December 1, 2021 and
Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised January 3, 2022),
for the iShares MSCI Intl Multifactor ETF (INTF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage
of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.15%	None	0.00%	0.15%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of

0.15%. Prior to March 31, 2022 and for the fiscal year ended July 31, 2021, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.30%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to reduce the Fund’s total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote three (3) to the Management Fee table is added to the Fund on page 84 of the SAI with the following:
Effective March 31, 2022, the management fee for the iShares MSCI Intl Multifactor ETF is 0.15%. Prior to March 31, 2022, the management fee for the iShares MSCI Intl Multifactor ETF was 0.30%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑INTF‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated December 1, 2021 and
Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised December 20, 2021),
for the iShares Core MSCI Total International Stock ETF (IXUS) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and

iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon the written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a
percentage of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Fee Waiver[2]	Total Annual Fund Operating Expenses After Waiver
0.07%	None	0.00%	0.00%	0.07%	(0.00%)	0.07%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.07%. Prior to March 31, 2022 and for the fiscal year ended July 31, 2021, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.09%. BFA has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other series of the Trust and iShares, Inc. through November 30, 2026. The contractual waiver may be terminated prior to November 30, 2026 only upon the written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote two (2) to the Management Fee table on page 88 of the SAI is deleted in its entirety and replaced with the following:
Effective March 31, 2022, the management fee for the iShares Core MSCI Total International Stock ETF is 0.07%. From June 20, 2019 to March 30, 2022, the management fee for the iShares Core MSCI Total International Stock ETF was 0.09%. Prior to June 20, 2019, the management fee for the iShares Core MSCI Total International Stock ETF was 0.10%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑IXUS‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated December 1, 2021 and
Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised January 3, 2022),
for the iShares MSCI USA Multifactor ETF (LRGF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage
of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.08%	None	0.00%	0.08%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of

0.08%. Prior to March 31, 2022 and for the fiscal year ended July 31, 2021, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.20%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Fund’s total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote four (4) to the Management Fee table is added to the Fund on page 84 of the SAI with the following:
Effective March 31, 2022, the management fee for the iShares MSCI USA Multifactor ETF is 0.08%. Prior to March 31, 2022, the management fee for the iShares MSCI USA Multifactor ETF was 0.20%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑LRGF‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus dated February 7, 2022,
the Prospectus dated December 22, 2021
(as revised February 7, 2022),
and Statement of Additional Information (the “SAI”),
dated December 22, 2021 (as revised February 18, 2022),
for the iShares Paris-Aligned Climate MSCI USA ETF (PABU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage
of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.10%	None	0.00%	0.10%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$10	$32
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of

0.10%. Prior to March 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.15%. Prior to March 31, 2022 and effective February 7, 2022, BFA had contractually agreed to waive a portion of its management fee such that the Fund’s total annual fund operating expenses after fee waiver would not exceed 0.10%. The contractual waiver was terminated effective March 31, 2022 upon written agreement of the Trust and BFA. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The fourth paragraph of the section of the SAI entitled “Investment Advisor” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.10%. Prior to March 31, 2022, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.15%. Prior to March 31, 2022 and effective February 7, 2022, BFA had contractually agreed to waive a portion of its management fee such that the Fund’s total annual fund operating expenses after fee waiver would not exceed 0.10%. The contractual waiver was terminated effective March 31, 2022 upon written agreement of the Trust and BFA.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑PABU‑0322

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus,
each dated December 1, 2021 and
Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised December 20, 2021),
for the iShares Core MSCI International Developed Markets ETF (IDEV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on March 31, 2022:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(ongoing expenses that you pay each year as a percentage
of the value of your investments)1

Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.04%	None	0.00%	0.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Change in the Fund’s “Management”
The third paragraph of the section of the Prospectus entitled “Management” is deleted in its entirety and replaced with the following:
Effective March 31, 2022, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.04%. Prior to March 31, 2022 and for the fiscal year ended July 31, 2021, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, at the annual rate of 0.05%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
Footnote added to the Fund in the Management Fee table on pages 88-89 of the SAI with the following:
Effective March 31, 2022, the management fee for the iShares Core MSCI International Developed Markets ETF is 0.04%. Prior to March 31, 2022, the management fee for the iShares Core MSCI International Developed Markets ETF was 0.05%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑IDEV‑0322

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